Note 17 - Segment Information, Reconciliation of revenues from segment to consolidated, International (Detail) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	$ 6,215	$ 5,116
Inter-segment net operating revenues	2,022	1,275
Net operating revenues	8,237	6,391
Cost of sales	(6,052)	(4,563)
Depreciation, depletion and amortization	(411)	(427)
Exploration, including exploratory dry holes	(157)	(134)
Impairment	(2)	(50)
Selling, general and administrative expenses	(438)	(388)
Research and development expenses	0	(1)
Other operating expenses	(250)	(123)
Costs and expenses	(7,310)	(5,686)
Operating income (loss)	927	705
Equity in results of non-consolidated companies	(22)	6
Other taxes	(52)	(38)
Income (loss) before income taxes	853	673
Income tax benefits (expense)	9	(67)
Net income (loss) for the period	862	606
Less: Net income (loss) attributable to the noncontrolling interest	1	(42)
Net income (loss) attributable to Petrobras	863	564
Exploration and Production
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	453	324
Inter-segment net operating revenues	1,927	1,472
Net operating revenues	2,380	1,796
Cost of sales	(632)	(438)
Depreciation, depletion and amortization	(351)	(349)
Exploration, including exploratory dry holes	(157)	(134)
Impairment	(2)	0
Selling, general and administrative expenses	(88)	(78)
Research and development expenses	0	0
Other operating expenses	(164)	(49)
Costs and expenses	(1,394)	(1,048)
Operating income (loss)	986	748
Equity in results of non-consolidated companies	(40)	12
Other taxes	(28)	(17)
Income (loss) before income taxes	918	743
Income tax benefits (expense)	(63)	(100)
Net income (loss) for the period	855	643
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	855	643
Refining, Transportation & Marketing
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	3,072	2,638
Inter-segment net operating revenues	1,212	949
Net operating revenues	4,284	3,587
Cost of sales	(4,066)	(3,327)
Depreciation, depletion and amortization	(30)	(41)
Exploration, including exploratory dry holes	0	0
Impairment	0	(50)
Selling, general and administrative expenses	(68)	(64)
Research and development expenses	0	0
Other operating expenses	(59)	(107)
Costs and expenses	(4,223)	(3,589)
Operating income (loss)	61	(2)
Equity in results of non-consolidated companies	9	9
Other taxes	(2)	(2)
Income (loss) before income taxes	68	5
Income tax benefits (expense)	4	(3)
Net income (loss) for the period	72	2
Less: Net income (loss) attributable to the noncontrolling interest	0	(1)
Net income (loss) attributable to Petrobras	72	1
Gas & Power
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	250	245
Inter-segment net operating revenues	19	21
Net operating revenues	269	266
Cost of sales	(224)	(212)
Depreciation, depletion and amortization	(8)	(9)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(5)	(3)
Research and development expenses	0	0
Other operating expenses	1	5
Costs and expenses	(236)	(219)
Operating income (loss)	33	47
Equity in results of non-consolidated companies	5	1
Other taxes	(1)	(1)
Income (loss) before income taxes	37	47
Income tax benefits (expense)	10	(2)
Net income (loss) for the period	47	45
Less: Net income (loss) attributable to the noncontrolling interest	1	(1)
Net income (loss) attributable to Petrobras	48	44
Distribution
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	2,433	1,894
Inter-segment net operating revenues	17	19
Net operating revenues	2,450	1,913
Cost of sales	(2,285)	(1,750)
Depreciation, depletion and amortization	(13)	(15)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(134)	(119)
Research and development expenses	0	0
Other operating expenses	9	8
Costs and expenses	(2,423)	(1,876)
Operating income (loss)	27	37
Equity in results of non-consolidated companies	5	3
Other taxes	(5)	(2)
Income (loss) before income taxes	27	38
Income tax benefits (expense)	(4)	(5)
Net income (loss) for the period	23	33
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	23	33
Corporate
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	0	0
Inter-segment net operating revenues	0	0
Net operating revenues	0	0
Cost of sales	0	0
Depreciation, depletion and amortization	(9)	(13)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(145)	(124)
Research and development expenses	0	(1)
Other operating expenses	(37)	21
Costs and expenses	(191)	(117)
Operating income (loss)	(191)	(117)
Equity in results of non-consolidated companies	(1)	(19)
Other taxes	(16)	(16)
Income (loss) before income taxes	(208)	(152)
Income tax benefits (expense)	62	43
Net income (loss) for the period	(146)	(109)
Less: Net income (loss) attributable to the noncontrolling interest	0	(40)
Net income (loss) attributable to Petrobras	(146)	(149)
Eliminations
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	7	15
Inter-segment net operating revenues	(1,153)	(1,186)
Net operating revenues	(1,146)	(1,171)
Cost of sales	1,155	1,164
Depreciation, depletion and amortization	0	0
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	2	0
Research and development expenses	0	0
Other operating expenses	0	(1)
Costs and expenses	1,157	1,163
Operating income (loss)	11	(8)
Equity in results of non-consolidated companies	0	0
Other taxes	0	0
Income (loss) before income taxes	11	(8)
Income tax benefits (expense)	0	0
Net income (loss) for the period	11	(8)
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	$ 11	$ (8)